Share Capital (Details) - Schedule of Summarizes the Number of Options Granted to Employees Under the Option Plan	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share Capital (Details) - Schedule of Summarizes the Number of Options Granted to Employees Under the Option Plan [Line Items]
Number of options, Options outstanding at the beginning of the period | shares	1,868,749
Weighted average exercise price, Options outstanding at the beginning of the period | $ / shares	$ 7.85
Number of options, Granted | shares	104,500
Weighted average exercise price, Granted | $ / shares	$ 7.5
Number of options, Number of options, Exercised | shares	(29,163)
Weighted average exercise price, Exercised | $ / shares	$ 4.43
Number of options, Forfeited or expired | shares	(95,559)
Weighted average exercise price, Forfeited or expired | $ / shares	$ 9.43
Number of options, Options outstanding at the end of the period | shares	1,848,527
Weighted average exercise price, Options outstanding at the end of the period | $ / shares	$ 7.8
Number of options, Options exercisable at the end of the period | shares	1,105,189
Weighted average exercise price, Options exercisable at the end of the period | $ / shares	$ 7.35
Non-Employees [Member]
Share Capital (Details) - Schedule of Summarizes the Number of Options Granted to Employees Under the Option Plan [Line Items]
Number of options, Options outstanding at the beginning of the period | shares	15,416
Weighted average exercise price, Options outstanding at the beginning of the period | $ / shares	$ 16.04
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of options, Number of options, Exercised | shares	(3,750)
Weighted average exercise price, Exercised | $ / shares	$ 5.07
Number of options, Forfeited or expired | shares
Weighted average exercise price, Forfeited or expired | $ / shares
Number of options, Options outstanding at the end of the period | shares	11,666
Weighted average exercise price, Options outstanding at the end of the period | $ / shares	$ 16.45
Number of options, Options exercisable at the end of the period | shares	6,329
Weighted average exercise price, Options exercisable at the end of the period | $ / shares	$ 9.81